LIABILITIES OF DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2020
LIABILITIES OF DISCONTINUED OPERATIONS
Schedule of liabilities of discontinued operations
	2020	2019
SPC – Accounts payable and other accrued liabilities	$-	$3,138,000
Roomlinx – Account payable and other accrued liabilities	107,000	3,314,000
	$107,000	$6,452,000